Provisions - Additional Information (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) Number	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Aug. 31, 2021 Number
IfrsStatementLineItems [Line Items]
Tax credit	R$ 191,000	R$ 229,000
Amount of contingency	412,000	469,000
Estimated probable contingent amount	8,000	6,000
Indemnity of employees, paid	178,000
Social security contribution amount	R$ 122,000
Shareholding transaction description	The Brazilian Federal Revenue Service issued a tax assessment against CEMIG as jointly liable with its subsidiary and Parati S.A. Participações em Ativos de Energia Elétrica (Parati), regarding Withholding Income Tax (IRRF) levied on the capital gain from a corporate transaction involving the purchase by Parati and sale by Enlighted, on July 7, 2011, of 100% of the shares of LUCE LLC (a Delaware‑based company), owner of 75% of Luce Brasil Fundo de Investimento em Participações (FIP Luce), which indirectly holds, through Luce Empreendimentos e Participações S.A., approximately 13.03% of the total and voting capital of Light S.A. (Light).
Energy billing dispute, refund amount	R$ 356,000	275,000
Administrative penalty, amount	26,000
Additions	778,000	508,000	R$ 409,000
Financial assets	10,070,000	8,072,000
Reversals	124,000	598,000	49,000
PIS/PasepTaxes and Cofins [member]
IfrsStatementLineItems [Line Items]
Amount of contingency	237,000	216,000
Number Of Infringment Notices | Number				2
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Additions	291,000	45,000	147,000
Reversals		576,000	R$ 2,000
Interest on Equity [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	88,000	80,000
Deposit amount	97,000	88,000
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Provision	498,000	467,000
Amount of contingency	1,574,000	1,409,000
Outsourcing Claims [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	R$ 278,000	100,000
Number Of claims | Number	2
Customers Claims [member]
IfrsStatementLineItems [Line Items]
Amount of contingency	R$ 729,000	492,000
Estimated probable contingent amount	138,000	94,000
Other Civil Proceedings [member]
IfrsStatementLineItems [Line Items]
Amount of contingency	802,000	698,000
Estimated probable contingent amount	55,000	62,000
Regulatory [Member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	954,000	637,000
Estimated probable contingent amount	31,000	29,000
Public Lighting Contribution (CIP) [member]
IfrsStatementLineItems [Line Items]
Estimate contigent liability amount	1,787,000	1,672,000
Accounting Of Energy Sale Transactions In The Electricity Trading Chamber (CCEE) [member]
IfrsStatementLineItems [Line Items]
Contigent liability amount		681,000
Tariff Increases [member]
IfrsStatementLineItems [Line Items]
Provision	16,000	27,000
Amount of contingency	57,000	67,000
Other legal Actions [member]
IfrsStatementLineItems [Line Items]
Estimated probable contingent amount	51,000	22,000
Estimate contigent liability amount	987,000	792,000
Luz Para Todos' Program [member]
IfrsStatementLineItems [Line Items]
Provision	3,000	154
Estimated probable contingent amount	341,000
Estimate contigent liability amount	3,000	344,000
Contractual Imbalance [Member]
IfrsStatementLineItems [Line Items]
Estimate contigent liability amount	297,000	200,000
IPTU [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	212,000	190,000
Estimated probable contingent amount	3,000	3,000
Social Security Contributions on Income Sharing Payments [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	2,042,000	1,889,000
Estimated probable contingent amount	1,011,000	926,000
Indemnity of Employees Future Benefit [Member]
IfrsStatementLineItems [Line Items]
Provision	349,000	148,000
Amount of contingency	350,000	332,000
Social Security Contributions [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	173,000	159,000
Income Tax Withheld on Capital Gain in a Shareholding Transaction [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	307,000	289,000
CSLL [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	570,000	508,000
ICMS [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency		261,000
Infraction notices, amount	357,000
Infraction notices, principal amount	124,000
Infraction notices, penalty payments	201,000
Infraction notices, interest amount	32,000
Power Supply Outages [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	151,000
Contigent liability amount	398,000	345,000
Administrative Penalty [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	189,000	156,000
Arbitration Proceedings [Member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	190,000	163,000
Clearance of Residential Occupation under High Voltage Lines [Member]
IfrsStatementLineItems [Line Items]
Provision	14,000	12,000
Estimated probable contingent amount	250,000	223,000
Volta do Rio Wind Farm [Member]
IfrsStatementLineItems [Line Items]
Estimate contigent liability amount	593,000	311,000
Accounts Receivable From The State Of Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	278,000	278,000
Financial assets	13,000	13,000
Power Purchasing Agreement [Member]
IfrsStatementLineItems [Line Items]
Estimated probable contingent amount	R$ 66,000	R$ 57,000